Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	88,000,000	88,000,000
Ordinary shares, shares issued	21,660,010	21,660,010
Ordinary shares, shares outstanding	20,057,326	19,985,826
Treasury shares	1,602,684	1,674,184